Schedule of sensitivity analysis (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Increase By One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (931,718)
Impacts on the obligations of healthcare program	(265,494)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	100,689
Impact on cost of service for the following financial year of healthcare program	410
Sensitivity of the service cost
Impacts on the obligations of the pension	413
Impacts on the obligations of healthcare program	1,081
Decrease In One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	899,959
Impacts on the obligations of healthcare program	249,212
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(97,728)
Impact on cost of service for the following financial year of healthcare program	(398)
Sensitivity of the service cost
Impacts on the obligations of the pension	(400)
Impacts on the obligations of healthcare program	R$ (1,014)